Trade and other receivables, net - Movement of allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Available for Sale Assets Explanatory [Abstract]
Beginning balance	$ 30,897	$ 31,845	$ 32,022
Provision for other receivables, note 28(a)	253	409	4
Provision for trade receivables, note 25	0	0	126
Provision of the year	253	409	130
Write off during the year	(4,709)	(1,160)	0
Exchange difference	(59)	(197)	(307)
Final balance	26,382	30,897	31,845
Trade receivables	22,276	22,276	22,128
Other receivables	$ 4,106	$ 8,621	$ 9,717